SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and Cash Equivalents	$ 189,312	$ 46,821
Accounts Receivable, Net	11,280	11,280
Allowance for doubtful accounts	0	0
FDIC insured amount	250,000
Cash in excess of FDIC insurance	$ 0	$ 0